Changes in the Company structure (Details) € in Millions, $ in Millions				3 Months Ended			6 Months Ended
	May 29, 2025	Apr. 02, 2025 EUR (€) GW MW	Jul. 17, 2024	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Changes in the Company structure
Asset classified as held for sale				$ 2,550	$ 1,711	$ 912	$ 2,550	$ 912	$ 1,977
Liabilities classified as held for sale				1,758	1,371	737	1,758	737	1,379
Net investment for acquisition				1,627	232	251	1,859	1,010
Proceeds from sale of interest				154	$ 117	$ 213	271	$ 1,431
SPDC JV licenses
Changes in the Company structure
Asset classified as held for sale				1,224			1,224
Liabilities classified as held for sale				1,068			1,068
OML118 Production Sharing Contract
Changes in the Company structure
Asset classified as held for sale				605			605
Liabilities classified as held for sale				$ 233			$ 233
TotalEnergies EP Nigeria Ltd | Chappal Energies | SPDC JV licenses
Changes in the Company structure
Percentage of interest agreed to be sold			10.00%
TotalEnergies EP Nigeria Ltd | Shell Nigeria Exploration and Production Company Ltd | OML118 Production Sharing Contract
Changes in the Company structure
Percentage of interest agreed to be sold	12.50%
VSB Group
Changes in the Company structure
Fair value of consideration | €		€ 1,570
VSB Group | Onshore wind power farms
Changes in the Company structure
Power generation capacity | GW		2
VSB Group | Renewable capacity in operation or under construction
Changes in the Company structure
Power generation capacity | MW		500
VSB Group | Wind, solar and battery storage technologies
Changes in the Company structure
Power generation capacity | GW		15
SapuraOMV
Changes in the Company structure
Goodwill									440
Intangible assets									437
Tangible assets									1,022
Other assets and liabilities									(486)
Net debt of the acquired treasury									(224)
Fair value of consideration									$ 1,189
SapuraOMV | OMV
Changes in the Company structure
Percentage of ownership interest acquired									50.00%
SapuraOMV | Sapura Upstream Assets
Changes in the Company structure
Percentage of ownership interest acquired									50.00%